Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.
Entity Central Index Key	0001169187
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000057839
Shareholder Report [Line Items]
Fund Name	Institutional Floating Rate Fund
Class Name	Institutional Class
Trading Symbol	RPIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Floating Rate Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Floating Rate Fund - Institutional Class	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Leveraged loans advanced in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and the likely end of the Federal Reserve’s rate-cutting cycle supported the asset class’s performance.

  Compared with the fund’s style-specific benchmark, the Morningstar LSTA Performing Loan Index, credit selection in the information technology and automotive segments aided relative performance, with meaningful contributions from social networking company X/Twitter and our avoidance of First Brands Group, a supplier within the global automotive aftermarket that filed for Chapter 11 bankruptcy in September 2025. Asurion, the leading provider of mobile protection services, was a notable contributor in the wireless communications segment.

  Relative to the style-specific benchmark, Qlik Technologies, which offers business intelligence and analytics; and Kaseya, a leading global provider of information technology management solutions, detracted as fears about the potential impacts of displacement amid increased adoption of artificial intelligence (AI) technology weighed on their performance. The cable operators segment held back relative gains, partly due to Optimum (formerly known as Altice USA).

  The fund seeks high current income and some capital appreciation. We continued to pare down the portfolio’s information technology holdings, largely due to AI-displacement risk. For several quarters, we have evaluated how generative AI could affect revenue durability, pricing power, reinvestment needs, and capital structure outcomes across our software and broader technology holdings.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Regulatory Benchmark	Strategy Benchmark
2016	1,000,000	1,000,000	1,000,000
2016	1,017,144	1,023,232	1,021,986
2016	1,029,387	990,807	1,041,979
2017	1,047,814	1,000,833	1,066,532
2017	1,057,181	1,015,786	1,076,017
2017	1,063,344	1,028,272	1,082,846
2017	1,074,630	1,022,653	1,095,532
2018	1,087,707	1,005,888	1,113,435
2018	1,095,101	1,011,981	1,123,350
2018	1,108,744	1,017,482	1,138,256
2018	1,107,188	1,008,928	1,135,786
2019	1,123,964	1,037,772	1,152,972
2019	1,138,600	1,076,751	1,167,703
2019	1,152,283	1,120,984	1,175,688
2019	1,163,900	1,117,803	1,182,300
2020	1,164,321	1,159,012	1,193,927
2020	1,129,156	1,178,133	1,132,916
2020	1,164,068	1,193,551	1,188,390
2020	1,190,029	1,199,222	1,227,459
2021	1,222,254	1,175,048	1,268,192
2021	1,236,000	1,173,363	1,282,681
2021	1,245,630	1,192,544	1,293,851
2021	1,252,947	1,185,390	1,303,965
2022	1,259,714	1,143,977	1,310,565
2022	1,229,523	1,076,889	1,279,844
2022	1,246,258	1,055,212	1,297,975
2022	1,248,786	1,033,191	1,296,829
2023	1,290,904	1,032,761	1,346,171
2023	1,300,777	1,053,813	1,357,079
2023	1,360,585	1,042,620	1,424,196
2023	1,388,442	1,045,380	1,456,086
2024	1,433,160	1,067,123	1,505,440
2024	1,466,917	1,067,571	1,542,667
2024	1,495,759	1,118,697	1,568,774
2024	1,531,848	1,117,251	1,607,573
2025	1,553,730	1,129,104	1,629,653
2025	1,575,512	1,125,849	1,648,700
2025	1,608,085	1,153,782	1,684,442
2025	1,629,515	1,180,948	1,702,173
2026	1,627,192	1,199,792	1,692,946
2026	1,666,865	1,183,642	1,733,504

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional Floating Rate Fund (Institutional Class)	5.80%	6.16%	5.24%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	5.14	6.21	5.66

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,921,985,000
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 27,490,000
InvestmentCompanyPortfolioTurnover	65.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,921,985 Number of Portfolio Holdings349
Holdings [Text Block]
Table Summary
Bank Loans	88.1%
Corporate Bonds	8.3
Preferred Stocks	0.3
Convertible Preferred Stocks	0.2
Short-Term and Other	3.1

Largest Holdings [Text Block]
Table Summary
Hopper Merger Sub	2.5%
TransDigm	2.0
Applied Systems	2.0
Alera Group	1.8
Ellucian Holdings	1.7
Neptune Bidco U.S.	1.7
Engineered Machinery Holdings	1.6
Asurion	1.5
HUB International	1.5
CRC Insurance Group	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000092115
Shareholder Report [Line Items]
Fund Name	Institutional Floating Rate Fund
Class Name	F Class
Trading Symbol	PFFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Floating Rate Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Floating Rate Fund - F Class	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Leveraged loans advanced in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and the likely end of the Federal Reserve’s rate-cutting cycle supported the asset class’s performance.

  Compared with the fund’s style-specific benchmark, the Morningstar LSTA Performing Loan Index, credit selection in the information technology and automotive segments aided relative performance, with meaningful contributions from social networking company X/Twitter and our avoidance of First Brands Group, a supplier within the global automotive aftermarket that filed for Chapter 11 bankruptcy in September 2025. Asurion, the leading provider of mobile protection services, was a notable contributor in the wireless communications segment.

  Relative to the style-specific benchmark, Qlik Technologies, which offers business intelligence and analytics; and Kaseya, a leading global provider of information technology management solutions, detracted as fears about the potential impacts of displacement amid increased adoption of artificial intelligence (AI) technology weighed on their performance. The cable operators segment held back relative gains, partly due to Optimum (formerly known as Altice USA).

  The fund seeks high current income and some capital appreciation. We continued to pare down the portfolio’s information technology holdings, largely due to AI-displacement risk. For several quarters, we have evaluated how generative AI could affect revenue durability, pricing power, reinvestment needs, and capital structure outcomes across our software and broader technology holdings.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	F Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,168	10,232	10,220
2016	10,287	9,908	10,420
2017	10,467	10,008	10,665
2017	10,558	10,158	10,760
2017	10,617	10,283	10,828
2017	10,737	10,227	10,955
2018	10,854	10,059	11,134
2018	10,935	10,120	11,234
2018	11,056	10,175	11,383
2018	11,037	10,089	11,358
2019	11,201	10,378	11,530
2019	11,344	10,768	11,677
2019	11,476	11,210	11,757
2019	11,600	11,178	11,823
2020	11,589	11,590	11,939
2020	11,235	11,781	11,329
2020	11,592	11,936	11,884
2020	11,846	11,992	12,275
2021	12,163	11,750	12,682
2021	12,283	11,734	12,827
2021	12,374	11,925	12,939
2021	12,456	11,854	13,040
2022	12,507	11,440	13,106
2022	12,217	10,769	12,798
2022	12,366	10,552	12,980
2022	12,387	10,332	12,968
2023	12,800	10,328	13,462
2023	12,894	10,538	13,571
2023	13,484	10,426	14,242
2023	13,755	10,454	14,561
2024	14,194	10,671	15,054
2024	14,524	10,676	15,427
2024	14,821	11,187	15,688
2024	15,174	11,173	16,076
2025	15,370	11,291	16,297
2025	15,580	11,258	16,487
2025	15,897	11,538	16,844
2025	16,121	11,809	17,022
2026	16,075	11,998	16,929
2026	16,480	11,836	17,335

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional Floating Rate Fund (F Class)	5.77%	6.05%	5.12%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	5.14	6.21	5.66

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,921,985,000
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 27,490,000
InvestmentCompanyPortfolioTurnover	65.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,921,985 Number of Portfolio Holdings349
Holdings [Text Block]
Table Summary
Bank Loans	88.1%
Corporate Bonds	8.3
Preferred Stocks	0.3
Convertible Preferred Stocks	0.2
Short-Term and Other	3.1

Largest Holdings [Text Block]
Table Summary
Hopper Merger Sub	2.5%
TransDigm	2.0
Applied Systems	2.0
Alera Group	1.8
Ellucian Holdings	1.7
Neptune Bidco U.S.	1.7
Engineered Machinery Holdings	1.6
Asurion	1.5
HUB International	1.5
CRC Insurance Group	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless